Financial Risk Management - Schedule of Breakdown of Effect a Variation of 10% in Prevailing Exchange Rates on Net Income (Details) (Detail) - Exchange rate risk [member] $ in Millions	12 Months Ended
Dec. 31, 2017 ARS ($)
Positive variation impact on net income before income tax corresponding to financial assets and liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Income/(loss) for fiscal year ended December 31, 2017	$ 1,248
Negative variation impact on net income before income tax corresponding to financial assets and liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Income/(loss) for fiscal year ended December 31, 2017	$ (1,248)
U.S. Dollar [member] | Positive variation impact on net income before income tax corresponding to financial assets and liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Appreciation (+) / depreciation (-) of exchange rate of peso against U.S. dollar	10.00%
U.S. Dollar [member] | Negative variation impact on net income before income tax corresponding to financial assets and liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Appreciation (+) / depreciation (-) of exchange rate of peso against U.S. dollar	(10.00%)